FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
               CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS FOR

                        FIFTH THIRD DIVIDEND GROWTH FUND
                        FIFTH THIRD STRATEGIC INCOME FUND
                             DATED NOVEMBER 28, 2008

PORTFOLIO MANAGER CHANGE - FIFTH THIRD DIVIDEND GROWTH FUND AND FIFTH THIRD STRATEGIC INCOME FUND

Effective immediately, the Funds' Prospectus is updated to reflect the following portfolio manager change:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

In addition, the biography of Ms. Amy Denn in the section "Fund Management-- Portfolio Managers" on page 55 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Amy Denn has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


ABCSUPP309

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR

                        FIFTH THIRD DIVIDEND GROWTH FUND
                        FIFTH THIRD STRATEGIC INCOME FUND
                             DATED NOVEMBER 28, 2008

PORTFOLIO MANAGER CHANGE - FIFTH THIRD DIVIDEND GROWTH FUND AND FIFTH THIRD STRATEGIC INCOME FUND

Effective immediately, the Funds' Prospectus is updated to reflect the following portfolio manager change:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

In addition, the biography of Ms. Amy Denn in the section "Fund Management-- Portfolio Managers" on page 55 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Amy Denn has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


STBDSUPP309

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
               CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS FOR
                                LIFEMODEL FUNDSSM
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
                      FIFTH THIRD LIFEMODEL MODERATE FUNDSM
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
                     (COLLECTIVELY, THE "LIFEMODEL FUNDS"SM)
                             DATED DECEMBER 2, 2008

EACH OF THE LIFEMODEL FUNDSSM INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. EFFECTIVE IMMEDIATELY, THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."


PORTFOLIO MANAGER CHANGE

Effective immediately, the section "Fund Management--Portfolio Managers" on page 45 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel FundsSM.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMABCSUPP309

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                                LIFEMODEL FUNDSSM
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
                      FIFTH THIRD LIFEMODEL MODERATE FUNDSM
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
                     (COLLECTIVELY, THE "LIFEMODEL FUNDS"SM)
                             DATED DECEMBER 2, 2008

EACH OF THE LIFEMODEL FUNDSSM INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. EFFECTIVE IMMEDIATELY, THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."

PORTFOLIO MANAGER CHANGE

Effective immediately, the section "Fund Management--Portfolio Managers" on page 43 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel FundsSM.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMSTBDSUPP309

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
                 CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
           OF FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND (THE "FUND")
                    DATED DECEMBER 2, 2008 (THE "PROSPECTUS")

EFFECTIVE IMMEDIATELY, THE LAST FOUR PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE:

As described in the Fund's Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the Fund's investment strategy described on page 2 of the Prospectus. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the Fund's net asset value was approximately $64,030,147.18.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the fee table on page 5 of the Prospectus.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

IN ADDITION, EFFECTIVE IMMEDIATELY:

o THE STATEMENT ON THE COVER OF THE PROSPECTUS RELATED TO THE INVESTMENT ADVISER'S LIMITED ABILITY TO MANAGE THE FUND AS OF THE DATE OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

o THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE TWO OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

SLCABCSUPP3-09

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
           OF FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND (THE "FUND")
                    DATED DECEMBER 2, 2008 (THE "PROSPECTUS")

EFFECTIVE IMMEDIATELY, THE LAST FOUR PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE:

As described in the Fund's Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the Fund's investment strategy described on page 2 of the Prospectus. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the Fund's net asset value was approximately $64,030,147.18.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the fee table on page 5 of the Prospectus.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

IN ADDITION, EFFECTIVE IMMEDIATELY:

o THE STATEMENT ON THE COVER OF THE PROSPECTUS RELATED TO THE INVESTMENT ADVISER'S LIMITED ABILITY TO MANAGE THE FUND AS OF THE DATE OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

o THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE TWO OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

SLCSTBDSUPP3-09

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2008

                         Fifth Third All Cap Value Fund
                  Fifth Third Disciplined Large Cap Value Fund
                        Fifth Third Dividend Growth Fund
                          Fifth Third Equity Index Fund
                        Fifth Third High Yield Bond Fund
             Fifth Third Institutional Government Money Market Fund
                   Fifth Third Institutional Money Market Fund
                      Fifth Third International Equity Fund
                        Fifth Third Micro Cap Value Fund
                         Fifth Third Mid Cap Growth Fund
                       Fifth Third Prime Money Market Fund
                         Fifth Third Quality Growth Fund
                        Fifth Third Short Term Bond Fund
                        Fifth Third Small Cap Growth Fund
                        Fifth Third Small Cap Value Fund
                        Fifth Third Strategic Income Fund
                       Fifth Third Total Return Bond Fund
                   Fifth Third U.S. Treasury Money Market Fund

PORTFOLIO MANAGER CHANGE- DIVIDEND GROWTH FUND AND STRATEGIC INCOME FUND

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. Accordingly, all references to Mr. Krumpelman in the Statement of Additional Information should be disregarded.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI309

                                FIFTH THIRD FUNDS

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
                      FIFTH THIRD LIFEMODEL MODERATE FUNDSM
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM

                     SUPPLEMENT DATED MARCH 20, 2009 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 2, 2008


PORTFOLIO MANAGER CHANGE

Effective immediately, Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Aggressive FundSM and Fifth Third LifeModel Moderately Conservative FundSM. Accordingly, all references to Mr. Krumpelman in the Statement of Additional Information are hereby deleted in their entirety.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


LMSLCPSUPPSAI309